UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2007

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

Alabama - 5.7%
Alabama State MFH Revenue VRDN, 3.91%, 4/1/14, LOC: AmSouth Bank	$1,925,000	$1,925,000
Auburn Alabama Industrial Development Board VRDN, 4.00%, 5/1/20, LOC: Allied Irish Bank (r)	3,420,000	3,420,000
Birmingham Alabama Private Education Building Authority Revenue VRDN, 3.87%, 4/1/13, LOC: AmSouth Bank (r)	2,415,000	2,415,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 3.97%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 4.06%, 10/1/11, LOC: Wachovia Bank (r)	1,575,000	1,575,000
Daphne Alabama Special Care Facilities Financing Authority Revenue Bonds, Zero Coupon, 8/15/28 (prerefunded 8/15/08 @ 100)	5,000,000	4,829,088
Huntsville Alabama Industrial Development Board Revenue VRDN, 4.19%, 11/1/26, LOC: First Commercial Bank (r)	2,685,000	2,685,000
Mobile County Alabama IDA Revenue VRDN, 4.06%, 4/1/20, LOC: Wachovia Bank (r)	2,710,000	2,710,000
Northport Alabama MFH Revenue VRDN:
4.01%, 9/3/15, LOC: AmSouth Bank (r)	1,360,000	1,360,000
3.91%, 7/1/18, LOC: AmSouth Bank (r)	4,215,000	4,215,000
Taylor-Ryan Alabama Improvement District Revenue VRDN, 3.90%, 11/1/35, LOC: Columbus Bank & Trust (r)	13,800,000	13,800,000
Tuscaloosa County Alabama IDA Revenue VRDN, 4.06%, 12/1/23, LOC: Regions Bank (r)	3,735,000	3,735,000

Arizona - 2.0%
Arizona State Health Facilities Authority Revenue VRDN, 3.90%, 12/1/37, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 3.99%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 3.86%, 1/15/32, LOC: Fannie Mae (r)	8,955,000	8,955,000

Arkansas - 1.1%
Arkansas State MFH Development Finance Authority VRDN:
3.92%, 10/1/30, LOC: Regions Bank (r)	5,200,000	5,200,000
3.94%, 11/1/31, LOC: First Tennessee Bank (r)	5,000,000	5,000,000

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

California - 1.8%
California State Pollution Control Financing Authority Revenue VRDN:
3.85%, 9/1/10, LOC: Bank of the West (r)	2,855,000	2,855,000
3.87%, 3/1/16, LOC: Comercia Bank (r)	2,090,000	2,090,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 3.95%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTRS (r)	1,625,000	1,625,000
Fresno California Revenue VRDN, 3.78%, 5/1/15, LOC: U.S. Bank (r)	900,000	900,000
Oxnard California Industrial Development Financing Authority VRDN, 4.11%, 12/1/34, LOC: City National Bank (r)	2,545,000	2,545,000
Victorville California MFH Revenue VRDN, 4.11%, 12/1/15, LOC: Citibank (r)	6,015,000	6,015,000

Colorado - 3.8%
Colorado State Education Loan Program Tax & Revenue Anticipation Notes, 4.50%, 7/5/08	5,000,000	5,030,697
Colorado State Housing and Finance Authority Revenue VRDN:
3.87%, 10/15/16, CA: Fannie Mae (r)	22,760,000	22,760,000
3.85%, 10/1/30, BPA: FHLB, CF: Colorado - HFA (r)	480,000	480,000
E-470 Public Highway Authority Colorado Revenue VRDN, 3.96%, 9/1/34, BPA: Merrill Lynch, MBIA Insured (r)	2,700,000	2,700,000
Westminster Colorado Economic Development Authority Tax Allocation Revenue VRDN, 3.89%, 12/1/28, LOC: Depfa Bank plc (r)	3,000,000	3,000,000

Delaware - 0.7%
State of Delaware GO Bonds:
4.00%, 5/1/08	4,075,000	4,082,546
5.00%, 7/1/08	1,925,000	1,943,752

Florida - 1.5%
Alachua County Florida Health Facilities Authority Revenue VRDN, 4.05%, 10/1/32, LOC: BNP Paribas (r)	4,000,000	4,000,000
Collier County Florida MFH Finance Authority Revenue VRDN, 3.89%, 7/15/34, CF: Fannie Mae (r)	2,900,000	2,900,000
Florida State Board of Education GO Revenue Bonds, 4.00%, 6/1/08	3,075,000	3,081,961
Orlando and Orange County Florida Expressway Authority Revenue VRDN , 3.83%, 7/1/32, BPA: Dexia Credit Local, FSA Insured (r)	3,200,000	3,200,000

Georgia - 5.8%
Atlanta Georgia Urban MFH Finance Authority Revenue VRDN, 3.92%, 4/1/34, LOC: SunTrust Bank (r)	4,490,000	4,490,000
Atlanta Georgia Water and Wastewater Revenue VRDN, 3.80%, 11/1/38, BPA: Dexia Credit Local, FSA Insured (r)	7,300,000	7,300,000
Cobb County Georgia School District GO Bonds, 4.00%, 12/31/07	8,500,000	8,506,182
Columbus Georgia Downtown IDA Revenue VRDN, 3.99%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,645,000	6,645,000
Fulton County Georgia IDA Revenue VRDN, 4.62%, 12/1/10, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Macon-Bibb County Georgia IDA Revenue VRDN, 3.94%, 7/1/15, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Rome Georgia MFH Revenue VRDN, 3.99%, 7/1/34, LOC: Regions Bank (r)	7,650,000	7,650,000
Savannah Georgia Economic Development Authority Revenue VRDN, 3.87%, 11/1/26, LOC: SunTrust Bank (r)	6,300,000	6,300,000
Waleska Georgia Downtown Development Authority Revenue VRDN, 3.87%, 10/1/28, LOC: Regions Bank (r)	6,465,000	6,465,000
Warner Robins Georgia Downtown Development Authority Revenue VRDN, 4.09%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

Hawaii - 1.9%
Hawaii State Department Budget and Finance Revenue VRDN:
3.90%, 5/1/19, LOC: First Hawaiian Bank (r)	12,155,000	12,155,000
3.92%, 12/1/21, LOC: Union Bank (r)	4,590,500	4,590,500

Idaho - 0.6%
Idaho State Health Facilities Authority Revenue VRDN, 4.15%, 7/1/35, BPA: Bayerische Landesbank Girozentrale, FSA Insured (r)	2,555,000	2,555,000
Idaho State Tax Anticipation Notes, 4.50%, 6/30/08	3,000,000	3,016,605

Illinois - 4.5%
Chicago Illinois GO Bonds, 3.52%, 2/15/08, LOC: Bank of America (mandatory put, 10/11/07 @ 100) (r)	2,500,000	2,500,000
Illinois State Development Finance Authority Revenue VRDN:
3.85%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
3.90%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
3.85%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 3.95%, 12/15/23, BPA: Merrill Lynch (r)	14,120,000	14,120,000
Springfield Illinois Community Improvement Revenue VRDN, 3.90%, 9/1/17, LOC: Harris National (r)	5,000,000	5,000,000

Indiana - 4.2%
Allen County Indiana Economic Development Revenue VRDN, 4.15%, 11/1/09, LOC: JPMorgan Chase Bank (r)	1,250,000	1,250,000
Elkhart County Indiana Economic Development Revenue VRDN, 4.10%, 4/1/28, LOC: FHLB (r)	2,425,000	2,425,000
Indiana State Development Finance Authority Revenue VRDN:
4.10%, 7/1/18, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	1,275,000	1,275,000
4.25%, 4/1/22, LOC: JPMorgan Chase Bank (r)	795,000	795,000
3.93%, 1/1/27, LOC: National City Bank (r)	6,580,000	6,580,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 3.94%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 4.24%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 4.24%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,200,000	3,200,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 4.04%, 2/1/21, LOC: National Bank, C/LOC: Northern Trust Co. (r)	2,090,000	2,090,000
Valparaiso Indiana Industrial Economic Development Revenue VRDN, 3.99%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	5,540,000	5,540,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 4.04%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	3,900,000	3,900,000

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

Iowa - 1.4%
Iowa State Finance Authority Revenue VRDN, 3.94%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Bonds:
4.50%, 5/20/08, LOC: LaSalle Bank	1,000,000	1,004,582
4.50%, 5/20/08, LOC: U.S. Bank	1,250,000	1,256,113
Iowa State School Cash Anticipation Notes, 4.50%, 6/27/08, FSA Insured	7,000,000	7,038,316

Kentucky - 3.7%
Kentucky State Tax and Revenue Anticipation Notes, 4.50%, 6/26/08	8,000,000	8,044,778
Lexington-Fayette Kentucky Urban County Educational Facilities Revenue VRDN, 3.90%, 5/1/25, LOC: Fifth Third Bank (r)	4,825,000	4,825,000
Mayfield Kentucky Multi City Lease Revenue VRDN, 3.90%, 7/1/26, LOC: Fifth Third Bank (r)	3,225,000	3,225,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 3.90%, 6/1/34, LOC: U.S. Bank (r)	10,979,500	10,979,500
Northern Kentucky Port Authority Industrial Building Revenue VRDN, 3.90%, 12/1/21, LOC: Fifth Third Bank (r)	4,000,000	4,000,000
Winchester Kentucky Industrial Building Revenue VRDN, 4.07%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 4.6%
Jefferson County Louisiana Special Sales Tax Revenue VRDN, 3.94%, 12/1/22, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	10,000,000	10,000,000
Louisiana State Housing Finance Agency Revenue VRDN, 3.90%, 9/15/40, LOC: Charter One Bank (r)	5,000,000	5,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 4.00%, 12/1/14, LOC: Regions Bank (r)	1,680,000	1,680,000
New Orleans Louisiana Aviation Board Revenue VRDN:
3.91%, 8/5/15, BPA: Dexia Credit Local, MBIA Insured (r)	2,145,000	2,145,000
3.91%, 8/1/16, LOC: Dexia Credit Local, MBIA Insured (r)	22,560,000	22,560,000

Maryland - 2.4%
Baltimore Maryland MFH Revenue VRDN, 3.85%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN, 3.89%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
Montgomery County Maryland GO Bonds, 5.00%, 5/1/08	5,700,000	5,744,482

Massachusetts - 1.9%
Massachusetts State Finance Development Agency Revenue VRDN:
3.91%, 5/15/34, LOC: Lloyds TSB Bank plc (r)	1,390,000	1,390,000
4.13%, 10/1/42, BPA: Societe Generale (r)	2,300,000	2,300,000
Massachusetts State GO Bonds:
4.00%, 11/1/07	4,610,000	4,611,282
5.50%, 2/1/08, MBIA Insured	6,000,000	6,036,308
5.00%, 5/1/08, GIFG Assurance Insured	3,000,000	3,022,908

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

Michigan - 0.2%
Kent Michigan Hospital Finance Authority Revenue VRDN, 3.90%, 11/1/10, LOC: Fifth Third Bank (r)	1,900,000	1,900,000

Minnesota - 1.9%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 3.85%, 4/1/27, LOC: Allied Irish Bank (r)	3,335,000	3,335,000
Richfield Minnesota MFH Revenue VRDN, 3.88%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000
St. Louis Park Minnesota MFH Revenue VRDN, 3.88%, 8/1/34, LOC: Freddie Mac (r)	7,292,000	7,292,000

Mississippi - 7.3%
Mississippi Business Finance Corp. Revenue VRDN:
4.04%, 11/1/13, LOC: First Tennessee Bank (r)	1,980,000	1,980,000
3.90%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000
3.92%, 12/1/36, LOC: Hancock Bank (r)	9,900,000	9,900,000
Mississippi State Development Bank SO Revenue VRDN:
3.94%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	7,165,000	7,165,000
3.94%, 12/1/23, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	12,715,000	12,715,000
Mississippi State Development Bank Special GO VRDN:
3.94%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	7,930,000	7,930,000
3.94%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	2,765,000	2,765,000
3.94%, 1/1/40, BPA: BNP Paribas, AMBAC Insured (r)	15,000,000	15,000,000

Missouri - 1.9%
Carthage Missouri IDA Revenue VRDN, 4.07%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 3.88%, 9/15/32, LOC: Fannie Mae (r)	4,000,000	4,000,000
Missouri State Development Finance Board Revenue VRDN, 3.99%, 9/1/08, LOC: BNP Paribas, C/LOC: CoBank (r)	1,405,000	1,405,000
Missouri State Health & Educational Facilities Authority Revenue VRDN, 3.79%, 6/1/33, BPA: U.S. Bank, FGIC Insured (r)	9,700,000	9,700,000

Nevada - 0.8%
Clark County Nevada School District GO Bonds, 5.00%, 6/15/08, FSA Insured	5,000,000	5,046,076
Las Vegas Nevada GO Revenue VRDN, 4.13%, 6/1/36, LOC: Lloyds TSB Bank plc (r)	1,700,000	1,700,000

New Hampshire - 2.2%
New Hampshire State Health & Education Facilities Authority Revenue VRDN:
3.85%, 10/1/23, LOC: Bank of America (r)	3,100,000	3,100,000
3.87%, 7/1/32, LOC: Citibank (r)	16,600,000	16,600,000

New Mexico - 1.3%
New Mexico State GO Bonds:
5.00%, 3/1/08	3,925,000	3,946,337
4.50%, 6/30/08	8,000,000	8,045,420

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

New York - 2.6%
Albany New York IDA Revenue VRDN, 3.97%, 6/1/34, LOC: M&T Trust Co. (r)	6,000,000	6,000,000
Metropolitan New York Transportation Authority Revenue VRDN, 4.06%, 11/1/26, LOC: BNP Paribas (r)	9,485,000	9,485,000
Monroe County New York IDA Revenue VRDN, 3.92%, 12/1/34, LOC: M&T Trust Co. (r)	1,540,000	1,540,000
New York City New York GO VRDN, 3.81%, 8/1/34, LOC: Bank of America (r)	2,000,000	2,000,000
New York City New York IDA Revenue VRDN, 3.92%, 2/1/35, LOC: M&T Trust Co. (r)	2,040,000	2,040,000
New York City New York Municipal Water & Sewage System Revenue VRDN, 3.96%, 6/15/18, BPA: DEPFA Bank plc (r)	2,000,000	2,000,000

North Carolina - 0.5%
North Carolina State GO Bonds:
4.50%, 3/1/08	3,000,000	3,010,519
5.00%, 3/1/08	1,500,000	1,508,160

North Dakota - 0.6%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 4.09%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

Ohio - 2.9%
Blue Ash Ohio Economic Development Revenue VRDN, 3.92%, 5/1/30, LOC: National City Bank (r)	10,875,000	10,875,000
Butler County Ohio Healthcare Facilities Revenue VRDN, 3.90%, 9/1/22, LOC: Fifth Third Bank (r)	3,720,000	3,720,000
Cuyahoga County Ohio Healthcare Facilities Revenue VRDN, 3.92%, 11/1/23, LOC: Fifth Third Bank (r)	4,005,000	4,005,000
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 3.80%, 1/1/37, LOC: PNC Bank (r)	5,645,000	5,645,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 3.96%, 9/1/26, LOC: Fifth Third Bank (r)	2,005,000	2,005,000

Oklahoma - 0.6%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 3.97%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Oregon - 0.9%
Oregon State GO Bonds, 4.50%, 6/30/08	8,000,000	8,050,321

Pennsylvania - 4.2%
Butler County Pennsylvania IDA Revenue VRDN:
3.93%, 9/1/27, LOC: National City Bank (r)	4,920,000	4,920,000
3.86%, 5/1/34, LOC: Bank of America (r)	1,350,000	1,350,000
Lawrence County Pennsylvania IDA Revenue VRDN, 3.98%, 12/1/15, LOC: National City Bank (r)	2,500,000	2,500,000
Montgomery County Pennsylvania IDA Revenue VRDN, 3.92%, 8/1/37, LOC: First Tennessee Bank (r)	2,145,000	2,145,000
Pennsylvania State GO Bonds, 5.00%, 3/1/08	4,000,000	4,021,754
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 3.70%, 5/1/14, BPA: Wachovia Bank (r)	2,250,000	2,250,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN:
3.88%, 11/1/29, LOC: National City Bank (r)	9,450,000	9,450,000
3.89%, 11/1/36, LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	6,350,000	6,350,000
Temple University Pennsylvania Higher Education Revenue Bonds, 4.25%, 4/24/08	5,000,000	5,017,101

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

South Carolina - 0.8%
Dorchester County South Carolina IDA Revenue VRDN, 4.08%, 10/1/24, LOC: HypoVereinsbank (r)	5,100,000	5,100,000
South Carolina State GO Bonds, 5.50%, 4/1/08	2,000,000	2,017,941

South Dakota - 0.1%
South Dakota State Health & Educational Facilities Authority Revenue VRDN, 4.05%, 9/1/27, BPA: U.S. Bank, MBIA Insured (r)	1,000,000	1,000,000

Tennessee - 6.3%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue VRDN, 4.16%, 12/1/29, LOC: First Tennessee Bank (r)	4,100,000	4,100,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 3.93%, 4/1/13, LOC: JPMorgan Chase Bank (r)	2,095,000	2,095,000
Memphis-Shelby County Tennessee IDA Revenue VRDN, 3.87%, 3/1/24, LOC: SunTrust Bank (r)	12,065,000	12,065,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Revenue VRDN:
4.09%, 12/1/27, LOC: Regions Bank (r)	4,365,000	4,365,000
3.90%, 9/1/28, LOC: Fifth Third Bank (r)	2,700,000	2,700,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
3.88%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	1,325,000	1,325,000
3.88%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	1,875,000	1,875,000
3.88%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,565,000	2,565,000
3.88%, 6/1/17, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	900,000	900,000
3.88%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	3,200,000	3,200,000
3.88%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,300,000	2,300,000
3.88%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	3,585,000	3,585,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
3.87%, 5/1/16, LOC: Allied Irish Bank (r)	2,200,000	2,200,000
3.80%, 9/1/16, LOC: First Tennessee Bank (r)	4,800,000	4,800,000
3.87%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
3.88%, 12/1/34, LOC: First Tennessee Bank (r)	3,500,000	3,500,000

Texas - 3.9%
Garland Texas Independent School District GO VRDN, 3.75%, 6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School Funding (r)	7,875,000	7,875,000
HFDC of Central Texas Inc. Revenue VRDN, 3.90%, 5/15/38, LOC: Sovereign Bank FSB, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 4.03%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000
Texas State GO Bonds, 4.50%, 8/28/08	3,000,000	3,021,002
Weslaco Texas Health Facilities Development Corp. VRDN, 3.93%, 6/1/23, BPA: Lehman Liquidity Co. LLC, Connie Lee Insured (r)	13,755,000	13,755,000

	Principal
MUNICIPAL OBLIGATIONS - 98.6%	Amount	Value

Utah - 4.4%
Utah State GO Bonds, 4.50%, 7/1/08	5,000,000	5,027,981
Utah State Housing Corp. Revenue VRDN, 3.93%, 7/1/36, BPA: Bayerische Landesbank Girozentrale, CF: Utah Housing Corporation (r)	5,000,000	5,000,000

Utah State Municipal Securities Trust Certificates Revenue VRDN, 3.99%, 5/6/13, LOC: Bear Stearns (r)	29,045,000	29,045,000

Vermont - 1.9%
Vermont State Economic Development Authority Mortgage Revenue VRDN, 3.82%, 5/1/09, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	2,150,000	2,150,000
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
3.88%, 10/1/30, LOC: Banknorth (r)	10,755,000	10,755,000
3.88%, 1/1/33, LOC: Banknorth (r)	3,745,000	3,745,000

Virginia - 0.2%
Richmond Virginia IDA Revenue VRDN, 4.08%, 5/1/35, LOC: SunTrust Bank (r)	2,000,000	2,000,000

Washington - 2.8%
Pierce County Washington Tacoma School District GO Bonds, 5.00%, 6/1/08, FGIC Insured	5,000,000	5,043,973
Washington State GO Bonds:
4.00%, 1/1/08, AMBAC Insured	6,780,000	6,788,264
5.00%, 1/1/08, AMBAC Insured	7,100,000	7,123,355
Washington State Health Care Facilities Authority Revenue VRDN, 3.96%, 11/15/26 (r)	6,500,000	6,500,000

Wisconsin - 0.9%
Grafton Wisconsin IDA Revenue VRDN, 3.95%, 12/1/17, LOC: U.S. Bank (r)	1,930,000	1,930,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 3.92%, 11/1/23, LOC: U.S. Bank (r)	6,400,000	6,400,000

Wyoming - 1.8%
Gillette Wyoming Pollution Control Revenue VRDN, 3.86%, 1/1/18, LOC: Barclays Bank (r)	16,200,000	16,200,000

TOTAL INVESTMENTS (Cost $885,593,804) - 98.6%		885,593,804
Other assets and liabilities, net - 1.4%		12,827,209

NET ASSETS - 100%		$898,421,013

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
CA: Collateral Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
GA: Guaranty Agreement
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
COPs: Certificates of Participation
FGIC: Federal Guaranty Insurance Company
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
MBIA: Municipal Bond Insurance Association
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

	Principal
MUNICIPAL OBLIGATIONS - 101.0%	Amount	Value

Alabama - 2.6%
Alabama State MFH Revenue VRDN:
Series I, 4.89%, 12/1/30 (r)	$2,280,000	$2,280,000
Series J, 4.89%, 12/1/30 (r)	4,130,000	4,130,000

Arizona - 1.0%
Glendale Arizona IDA Revenue Bonds, 4.40%, 12/1/14 (r)	1,100,000	1,096,645
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100)(r)	1,370,000	1,369,740

California - 3.5%
California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	310,000	313,642
6.00%, 12/1/10 (prerefunded)	430,000	462,818
6.00%, 12/1/10 (unrefunded balance)	570,000	612,437
California Statewide Communities Development Authority Revenue COPs, 6.00%, 6/1/08	500,000	508,240
California Statewide Communities Development MFH Special Tax Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 10/19/07 @ 100)(r)	6,625,000	6,618,110
Los Angeles California MFH Revenue Bonds, 5.85%, 12/1/27 (mandatory put, 12/1/07 @ 100)	250,000	250,600

Colorado - 5.0%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.125%, 12/1/10	7,500,000	7,766,025
Triview Colorado Metropolitan District Revenue Bonds, 3.75%, 11/1/23 (r)	4,835,000	4,833,888

District of Columbia - 3.1%
District of Columbia Georgetown University Revenue Bonds, 3.70%, 4/1/41 (r)	5,000,000	5,004,650
District of Columbia GO Bonds, 3.74%, 6/1/19 (r)	2,625,000	2,625,000

Florida - 9.4%
Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08	1,000,000	1,012,640
Florida State Capital Trust Agency Housing Revenue Bonds, 4.25% through 7/10/08, 6.25% thereafter to 7/1/40 (c)(r)*	14,452,566	11,851,104
Palm Beach County Florida Revenue VRDN, 3.94%, 1/1/34 (r)	3,670,000	3,670,000
Polk County Florida Transportation Improvement Revenue Bonds, 5.00% through 12/1/10, 10.00% thereafter to 12/1/25 (r)	3,500,000	3,630,690
University Athletic Association, Inc. Athlethic Program Revenue Bonds:
2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,267,832
3.80%, 10/1/31 (mandatory put, 10/15/11 @ 100)(r)	2,000,000	2,004,720

	Principal
MUNICIPAL OBLIGATIONS - 101.0%	Amount	Value

Georgia - 0.8%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	2,086,617

Idaho - 2.0%
Idaho State Health Facilities Authority Revenue VRDN, 4.15%, 7/1/35 (r)	5,000,000	5,000,000

Illinois - 5.6%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,698,960
Chicago Illinois Housing Authority Revenue Bonds:
5.00%, 7/1/08	1,500,000	1,516,170
5.00%, 7/1/09	3,000,000	3,072,840
Cook County Illinois School District GO Bonds, 4.50%, 12/1/07	2,500,000	2,504,300
Illinois State GO Bonds, 5.00%, 1/1/09	2,000,000	2,037,260
University of Illinois Revenue Bonds, 5.00%, 4/1/08	1,250,000	1,259,675

Indiana - 0.6%
Elkhart County Indiana Economic Development Revenue VRDN, 4.23%, 2/1/10 (r)	900,000	900,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 4.24%, 11/1/18 (r)	480,000	480,000

Louisiana - 12.3%
Jefferson County Louisiana Special Sales Tax Revenue VRDN, 3.94%, 12/1/22 (r)	5,000,000	5,000,000
Louisiana Local Government Environmental Facilities and Community Development Authority Anticipation Notes, 6.25%, 12/1/07	16,000,000	15,998,240
Louisiana State HFA Mortgage Revenue Bonds, 4.57%, 12/1/47 (mandatory put, 11/28/08 @ 100)(r)	2,880,000	2,880,000
Louisiana State HFA Mortgage Revenue VRDN, 3.99%, 12/7/34 (r)	1,925,000	1,925,000
Louisiana State Offshore Terminal Authority Revenue Bonds, 3.65%, 10/1/21 (mandatory put, 4/1/08 @ 100)(r)	5,000,000	5,001,250

Massachusetts - 3.7%
Massachusetts State GO Bonds:
4.00%, 11/1/07	2,000,000	2,001,000
5.50%, 11/1/11	5,000,000	5,370,100
5.25%, 8/1/14 (prerefunded 8/1/08 @101)	1,825,000	1,868,435

Minnesota - 0.8%
St. Paul Minnesota Port Authority Revenue VRDN, 4.14%, 6/1/19 (r)	1,960,000	1,960,000

Mississippi - 1.6%
Mississippi State GO Bonds, 6.20%, 2/1/08	4,060,000	4,088,704

Missouri - 1.5%
Carthage Missouri IDA Revenue VRDN, 4.23%, 11/1/10 (r)	3,100,000	3,100,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue VRDN, 4.23%, 5/1/28 (r)	700,000	700,000

	Principal
MUNICIPAL OBLIGATIONS - 101.0%	Amount	Value

Montana - 1.0%
Montana Bi-State Development Agency Revenue Bonds, 3.95%, 10/1/35 (mandatory put, 10/1/09 @ 100)(r)	2,500,000	2,519,225

New York - 7.3%
New York City GO Bonds, 5.25%, 8/1/11	3,000,000	3,172,650
New York City Municipal Water Finance Authority Revenue VRDN, 3.78%, 6/15/33 (r)	3,000,000	3,000,000
New York State GO Bonds, 3.00%, 4/15/08	4,695,000	4,678,051
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,322,650
Utica New York IDA Revenue Bonds, 4.00%, 7/15/29 (mandatory put, 7/15/09 @ 100)(r)	2,000,000	2,002,200

North Dakota - 1.5%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.621%, 11/1/19 (r)	3,775,000	3,778,775

Ohio - 2.8%
Cincinnati Ohio City School District COPs, 5.00%, 12/15/10	1,500,000	1,561,815
Ohio State HFA Revenue Bonds:
4.25%, 4/1/08	3,810,000	3,819,982
4.45%, 10/1/09	1,510,000	1,514,711

Oklahoma - 0.0%
Tulsa County Oklahoma IDA Revenue Bonds, 4.00%, 5/20/47 (m)*	5,935,000	59

Pennsylvania - 5.3%
Allegheny County Pennsylvania IDA Revenue Bonds, 3.375%, 5/1/31 (mandatory put, 5/1/08 @ 100)(r)	4,150,000	4,136,098
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 2.75%, 11/1/34 (mandatory put, 11/1/07 @ 100)(r)	9,070,000	9,062,200

Rhode Island - 0.5%
Rhode Island State Housing and Mortgage Finance Corp. Revenue Bonds, 4.50%, 10/1/08	1,250,000	1,260,975

South Dakota - 0.4%
South Dakota State Health & Educational Facilities Authority Revenue VRDN, 4.05%, 9/1/27 (r)	1,100,000	1,100,000

Texas - 12.4%
Lewisville Texas Independent School District GO Bonds:
Zero Coupon, 8/15/09	2,000,000	1,865,720
Zero Coupon, 8/15/10	2,000,000	1,796,000
Northside Texas Independent School District GO Bonds:
4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100)(r)	4,960,000	4,995,166
3.78%, 6/1/37 (mandatory put, 6/1/09 @ 100)(r)	2,000,000	2,004,500
Red River Texas Educational Finance Revenue Bonds, 3.10%, 12/1/31 (mandatory put, 12/3/07 @ 100)(r)	2,500,000	2,494,425
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/16 (prerefunded 2/1/10 @ 100)	5,105,000	5,358,463
Spring Texas Independent School District GO Bonds, 5.00%, 8/15/29 (r)	3,500,000	3,542,560
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	8,908,000

	Principal
MUNICIPAL OBLIGATIONS - 101.0%	Amount	Value

Vermont - 0.5%
Vermont State Economic Development Authority Mortgage Revenue VRDN, 3.82%, 5/1/09 (r)	850,000	850,000
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 4.14%, 11/1/21 (r)	300,000	300,000

Virginia - 3.2%
Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,002,460
Virginia State Pocahontas Parkway Association Revenue Bonds:
Zero Coupon, 8/15/13 (prerefunded 8/15/08 @ 76.452)	2,800,000	2,073,736
Zero Coupon, 8/15/14 (prerefunded 8/15/08 @ 71.958)	1,100,000	766,788
Zero Coupon, 8/15/17 (prerefunded 8/15/08 @ 59.914)	2,095,000	1,215,959
Zero Coupon, 8/15/19 (prerefunded 8/15/08 @ 52.949)	2,000,000	1,025,880

Washington - 0.6%
Washington State Higher Education Facilities Authority Revenue Bonds, 5.00%, 10/1/30 (mandatory put, 4/1/08 @ 100)	1,500,000	1,511,160

West Virginia - 3.6%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	22,835,000	9,083,535

Wisconsin - 0.2%
Appleton Wisconsin IDA Revenue VRDN, 4.30%, 11/1/12 (r)	585,000	585,000

Other - 8.2%
JPMorgan Chase & Co. Puttable Tax-Exempt Receipts VRDN:
Putters-Series 1751P, 4.04%, 12/1/10 (r)	14,865,000	14,865,000
Putters-Series 1750P, 4.04%, 8/15/14 (r)	2,435,000	2,435,000
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts VRDN, 4.02%, 10/1/35 (r)	3,079,970	3,079,970

TOTAL INVESTMENTS (Cost $277,281,885) - 101.0%		252,446,045
Other assets and liabilities, net - (1.0%)		(2,572,236)

NET ASSETS - 100%		$249,873,809

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(c)	Florida State Capital Trust Agency Housing Revenue Bonds defaulted on the July 2007 interest payment. Accrued interest as of September 30, 2007 totaled $246,752. Effective July 2007, this security is no longer accruing interest and during the period, $758,812 of accrued interest was written off.

(f)	Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) have been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2007 totaled $1,094,159 and includes past due interest accrued since and due on September 1, 2005. Effective November 2006, this security is no longer accruing interest.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Accrued interest as of September 30, 2007 totaled $380,402 and includes past due accrued since and due on October 1, 2006. Effective October 2006, this security is no longer accruing interest and during the period, $1,191,585 of accrued interest was written off. Subsequent to period end, the Fund received a partial interest payment totaling $373,124 and wrote off $7,278 of accrued interest.

(j)	Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Accrued interest as of September 30, 2007 totaled $190,226 and includes past due accrued since and due on July 1, 2006. Effective November 2006, this security is no longer accruing interest.

(m)	Tulsa County Oklahoma IDA Revenue Bonds (Legacy at Riverview project) are no longer accruing interest and during the period, $382,148 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

	Principal
MUNICIPAL OBLIGATIONS - 100.1%	Amount	Value

California - 16.1%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20 (prerefunded 6/1/10 @ 101)(r)	$1,490,000	$1,618,617
California State GO Bonds, 5.00%, 8/1/23	1,000,000	1,043,160
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue Bonds, 6.25%, 6/1/33	1,000,000	1,096,190
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,569,061
5.25%, 12/1/23	1,000,000	1,060,590
Oxnard California COPs, 4.75%, 6/1/28	1,000,000	1,002,950
Perris Union High School District Capital Appreciation Certificates, 6.00%, 10/1/30	965,000	1,015,836

Colorado - 4.1%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,159,640

Connecticut - 2.1%
Connecticut State GO Bonds, 5.25%, 10/15/19	1,000,000	1,088,930

Florida - 13.0%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,631,080
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,150,000	1,161,569
Florida State Department of Environmental Protection Preservation Revenue Bonds, 4.375%, 7/1/26	2,000,000	1,946,180
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,036,810

Illinois - 3.2%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	538,465
Illinois State Student Assistance Community Student Loan Revenue Bonds, 5.10%, 9/1/08	1,135,000	1,146,702

Kentucky - 4.3%
Kentucky Housing Corp. Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,243,526

Louisiana - 4.6%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,175,710
Louisiana State HFA Revenue Bonds, 4.57%, 12/1/47 (mandatory put, 11/28/08 @ 100)(r)	320,000	320,000
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	840,000	925,940

Maryland - 1.7%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	740,000	732,600
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (k)*	500,000	142,730

	Principal
MUNICIPAL OBLIGATIONS - 100.1%	Amount	Value

Michigan - 5.0%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,008,970
Michigan State Municipal Bond Authority General Revenue Bonds, 5.00%, 10/1/23	1,500,000	1,574,055

New Jersey - 8.7%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	2,280,000	2,518,670
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	2,031,355

Ohio - 5.3%
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,760,000	1,803,771
4.90%, 6/20/48	1,000,000	943,730

Oklahoma - 3.0%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,569,750

Pennsylvania - 2.0%
Pocono Mountain Pennsylvania School District GO Bonds, 5.00%, 9/1/34	1,000,000	1,035,700

Rhode Island - 1.1%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	555,800

Texas - 9.8%
Garland City Texas GO Refunding Bonds, 5.25%, 2/15/20	1,500,000	1,608,765
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	999,360
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/20	500,000	271,250
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15	2,000,000	2,255,440

Vermont - 3.3%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 4.14%, 11/1/21 (r)	1,710,000	1,710,000

Virgin Island - 2.1%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,079,110

Virginia - 3.5%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,801,252

Washington - 3.0%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,586,970

West Virginia - 0.8%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	394,807

	Principal
MUNICIPAL OBLIGATIONS - 100.1%	Amount	Value

Wisconsin - 2.2%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,172,121

Other - 1.2%
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts VRDN, 4.02%, 10/1/35 (r)	620,000	620,000

TOTAL INVESTMENTS (Cost $52,064,636) - 100.1%		52,197,162
Other assets and liabilities, net — (0.1%)		(77,630)

NET ASSETS - 100%		$52,119,532

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
FUTURES	Contracts	Date	at Value	(Depreciation)

Sold:

US Treasury Bonds	20	12/07	$2,226,875	$11,032

Total Sold				$11,032

*	Non-income producing security.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Accrued interest as of September 30, 2007 totaled $16,534 and includes past due accrued since and due on October 1, 2006. Effective October 2006, this security is no longer accruing interest and during the period, $51,791 of accrued interest was written off. Subsequent to period end, the Fund received a partial interest payment totaling $16,217 and wrote off $317 of accrued interest.

(k)	Interest payments of the Maryland State Economic Development Corp. Revenue Bonds (Rocky Gap project) have been deferred per conditions of the Supplemental Indenture until October 31, 2007. At September 30, 2007 accumulated deferred interest totaled $166,950 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest. Subsequent to period end, the conditions of the Supplemental Indenture have been extended.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Agency
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

	Principal
Municipal Obligations - 98.6%	Amount	Value

Vermont - 67.3%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,354,969
5.375%, 7/1/12	1,405,000	1,515,630
Rutland County Vermont Solid Waste District Revenue Bonds:
6.60%, 11/1/07	100,000	100,239
6.70%, 11/1/08	100,000	102,970
6.75%, 11/1/09	100,000	105,523
6.80%, 11/1/10	100,000	107,815
6.80%, 11/1/11	100,000	109,972
6.85%, 11/1/12	100,000	112,093
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/23	1,000,000	1,051,150
5.125%, 10/1/27	1,000,000	1,070,260
Vermont Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,076,060
5.50%, 12/1/18	1,060,000	1,116,604
5.00%, 12/1/19	2,000,000	2,113,960
5.50%, 12/1/19	1,500,000	1,580,100
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,061,250
5.50%, 7/1/18	1,955,000	2,002,037
VRDN, 4.14%, 11/1/21 (r)	550,000	550,000
5.00%, 10/1/23	1,000,000	1,011,200
5.625%, 10/1/25	1,000,000	1,001,240
5.00%, 11/1/32	1,810,000	1,854,381
5.50%, 1/1/33	1,100,000	1,107,414
4.75%, 12/1/36	1,000,000	906,350
5.00%, 10/31/46	1,000,000	1,025,670
Vermont State GO Bonds:
Zero Coupon, 8/1/08	400,000	388,360
5.00%, 2/1/15	2,300,000	2,473,995
4.625%, 8/1/17	2,000,000	2,058,220
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	520,000	519,106
5.25%, 11/1/20	195,000	197,161
5.55%, 11/1/21	545,000	553,284
4.90%, 11/1/22	775,000	785,772
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,302,732

Total Vermont (Cost $31,649,617)		32,315,517

	Principal
Municipal Obligations - 98.6%	Amount	Value

Territories - 31.3%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,041,200
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,547,610
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	1,973,852
5.50%, 7/1/17	1,000,000	1,133,980
5.50%, 7/1/21	1,000,000	1,141,500
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	2,267,960
5.25%, 7/1/38 (prerefunded 7/1/12 @ 100)	1,000,000	1,072,870
5.00%, 7/1/40 (prerefunded 7/1/15 @ 100)	500,000	545,225
Puerto Rico Electric Power Authority Revenue Bonds, 5.00%, 7/1/22	500,000	533,785
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	1,000,000	1,113,300
Puerto Rico Public Finance Corp. Revenue Bonds, 5.70%, 8/1/25 (prerefunded 2/1/10 @ 100)	1,000,000	1,048,310
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,094,590
4.25%, 10/1/29	500,000	478,610

Total Territories (Cost $14,945,549)		14,992,792

TOTAL INVESTMENTS (Cost $46,595,166) - 98.6%		47,308,309
Other assets and liabilities, net - 1.4%		677,864

NET ASSETS - 100%		$47,986,173

Underlying
			Face	Unrealized
	Number of	Expiration	Amount	Appreciation
FUTURES	Contracts	Date	at Value	(Depreciation)

Purchased:
U.S. Treasury Bonds	15	12/07	$1,670,156	$1,228

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
LO: Limited Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
On June 27, 2006, the net assets of the Calvert Municipal Fund, Inc., California Limited-Term Municipal Fund (“California Limited-Term”) merged into the Calvert Tax-Free Reserves, Limited-Term Portfolio (“CTFR Limited-Term”). The merger was accomplished by a tax-free exchange of 1,371,023 shares of the CTFR Limited-Term Portfolio (valued at $14,307,343) for 1,399,168 shares of the California Limited-Term Fund outstanding at June 27, 2006. The California Limited-Term Fund’s net assets as of June 27, 2006, including $36,806 of unrealized depreciation, were combined with those of the CTFR Limited-Term Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2007, securities valued at $8,908,000, or 3.6% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term, Long-Term, and Vermont. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
Redemption Fee: The Limited-Term, Long-Term, and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or seven days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2007, and net realized capital loss carryforwards as of December 31, 2006 with expiration dates:

	MONEY	LIMITED-	LONG
	MARKET	TERM	TERM	VERMONT

Federal income tax cost	$885,593,804	$277,232,973	$52,063,625	$46,586,874

Unrealized appreciation	—	647,402	1,372,775	952,647

Unrealized (depreciation)	—	(25,434,330)	(1,239,238)	(231,212)

Net appreciation (depreciation)	—	$(24,786,928)	$133,537	$721,435

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	LIMITED-TERM	LONG-TERM

December 31, 2012	$2,204,809	—
December 31, 2013	2,278,445	—
December 31, 2014	616,112	$164,287
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C – OTHER
In August 2007, Calvert Asset Management Company received a Final Determination Letter and Proposed Adverse Report (the “Report”) from the Internal Revenue Service regarding Oklahoma Housing Development Authority Revenue Bonds, (“Oklahoma Bonds”) previously held in the Calvert Tax-Free Reserves Limited Term Portfolio. The Report alleges that the Oklahoma Bonds are taxable and that $596,250 of interest received on the Oklahoma Bonds in 2004 and 2005 is not excludable from the gross income of bondholders. Management is currently evaluating its options to resolve this matter.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	November 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek President — Principal Executive Officer

Date:	November 28, 2007

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	November 28, 2007